Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2026
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION
27.	SUPPLEMENTARY CASH FLOW INFORMATION
(a)Table below summarizes the information about changes in non-cash operating working capital:

	Years Ended March 31,
Changes in non-cash operating working capital:	2026	2025
Trade and other receivables	$(4,530)	$1,749
Inventories	(825)	(661)
Prepaids and deposits	(2,702)	686
Accounts payable and accrued liabilities	17,015	2,898
Deposits received	12,862	2,974
Due from a related party	(396)	(58)
	$21,424	$7,588

(b)Table below summarizes the information related to non-cash capital transactions:

	Years Ended March 31,
Non-cash capital transactions:	2026	2025
Environmental rehabilitation expenditure paid from reclamation deposit	$(1,131)	$—
Acquisition of Adventus paid by equity securities	—	176,265
Additions of plant and equipment included in accounts payable and accrued liabilities	(3,103)	3,254
Capital expenditures of mineral rights and properties included in accounts payable and accrued liabilities	(941)	3,499

(c)Table below summarizes the information related to cash and cash equivalents:

	March 31, 2026	March 31, 2025
Cash on hand and at bank	$132,731	$236,457
Bank term deposits and short-term money market investments	289,258	127,521
Total cash and cash equivalents	$421,989	$363,978